Derivative Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Derivative Instruments
Derivative Instruments

Note 8. Derivative Instruments

We are exposed to fluctuations in interest rates on our long‑term debt. We manage our exposure to fluctuations in the 3‑month LIBOR through the use of interest rate cap agreements designated as cash flow hedges. We are meeting our objective by hedging the risk of changes in cash flows related to changes in LIBOR by capping the interest on our floating rate debt linked to LIBOR to approximately 3%. We do not utilize derivatives for speculative or trading purposes.

As of September 30, 2016 and December 31, 2015, we had $630,000 in notional debt outstanding related to these interest rate caps, which cover quarterly interest payments through September 2019. The notional amount decreases over time.

All of our outstanding interest rate cap contracts qualify for cash flow hedge accounting treatment in accordance with ASC 815, Derivatives and Hedging. Cash flow hedge accounting treatment allows for gains and losses on the effective portion of qualifying hedges to be deferred in accumulated other comprehensive (loss) income until the underlying transaction occurs, rather than recognizing the gains and losses on these instruments in earnings during each period they are outstanding. When the actual interest payments are made on our variable rate debt and the related derivate contract settles, any effective portion of realized interest rate hedging derivative gains and losses previously recorded in accumulated other comprehensive (loss) income is recognized in interest expense. We recognized interest expense of $56 and $23 related to interest rate caps during the three months ended September 30, 2016 and 2015, respectively and $200 and $55 during the nine months ended September 30, 2016 and 2015, respectively.

Ineffectiveness results, in certain circumstances, when the change in total fair value of the derivative instrument differs from the change in the fair value of our expected future cash outlays for the related interest payment and is recognized immediately in interest expense. There was no ineffectiveness recorded during the three and nine months ended September 30, 2016 and 2015, respectively. Likewise, if the hedge does not qualify for hedge accounting, the periodic changes in its fair value are recognized in the period of the change in interest expense. All cash flows related to our interest rate cap agreements are classified as operating cash flows.

Any outstanding derivative instruments expose us to credit loss in the event of nonperformance by the counterparties to the agreements, but we do not expect that the counterparty will fail to meet their obligations. The amount of such credit exposure is generally the positive fair value of our outstanding contracts. To manage credit risks, we select counterparties based on credit assessments, limit our overall exposure to any single counterparty and monitor the market position of any counterparty.

The table below reflects quantitative information related to the fair value of our derivative instruments and where these amounts are recorded in our consolidated financial statements as of the period presented:

	September 30,	December 31,
	2016	2015
Liability fair value recorded in other long-term liabilities	$2,428	$2,310
Liability fair value recorded in accounts payable and accrued other expenses	1,070	1,086
Estimated amount of existing losses expected to be reclassified into earnings in the next 12 months	(1,287)	(283)

We record deferred hedge premiums which are being paid over the life of the hedge in accumulated other comprehensive (loss) income until the related hedge ultimately settles and interest payments are made on the underlying debt. As of September 30, 2016, we have made payments of $2,204 related to these deferred premiums. We expect to pay an additional $4,190 in deferred premiums through 2019 related to our outstanding interest rate cap agreements which is reflected in the fair value of these derivatives in the table above.

Comprehensive income includes changes in the fair value of our interest rate cap agreements which qualify for hedge accounting. Changes in other comprehensive income for the periods presented related to derivative instruments classified as cash flow hedges were as follows:

	Three Months Ended September 30,
	2016	2015

Balance at beginning of period, July 1	$(3,534)	$(2,191)
Reclassifications in earnings, net of tax of $21 and $9, respectively	35	14
Change in fair value of derivative instrument, net of tax of $45 and $483, respectively	(84)	(1,075)
Balance at end of period, September 30	$(3,583)	$(3,252)

	Nine Months Ended September 30,
	2016	2015

Balance at beginning of period, January 1	$(2,968)	$(623)
Reclassifications in earnings, net of tax of $76 and $22, respectively	124	33
Change in fair value of derivative instrument, net of tax of $463 and $1,015, respectively	(739)	(2,662)
Balance at end of period, September 30	$(3,583)	$(3,252)

Note 10. Derivative Instruments

We are exposed to fluctuations in interest rates on our long‑term debt. We manage our exposure to fluctuations in the 3‑month LIBOR through the use of interest rate cap agreements designated as cash flow hedges. We are meeting our objective by hedging the risk of changes in cash flows related to changes in LIBOR by capping the interest on our floating rate debt linked to LIBOR to approximately 3%. We do not utilize derivatives for speculative or trading purposes.

As of December 31, 2015 and 2014, we had $630,000 and $700,000, respectively, in notional debt outstanding related to these interest rate caps, which cover quarterly interest payments through September 2019. The notional amount decreases over time. Refer to Note 9 for more information regarding the debt outstanding related to these agreements.

All of our outstanding interest rate cap contracts qualify for cash flow hedge accounting treatment in accordance with ASC 815, Derivatives and Hedging. Cash flow hedge accounting treatment allows for gains and losses on the effective portion of qualifying hedges to be deferred in accumulated other comprehensive (loss) income until the underlying transaction occurs, rather than recognizing the gains and losses on these instruments in earnings during each period they are outstanding. When the actual interest payments are made on our variable rate debt as described in Note 9 and the related derivate contract settles, any effective portion of realized interest rate hedging derivative gains and losses previously recorded in accumulated other comprehensive (loss) income is recognized in interest expense. We recognized interest expense of $105 related to interest rate caps during the year ended December 31, 2015. We did not recognize any interest expense related to interest rate caps during the year ended December 31, 2014.

Ineffectiveness results, in certain circumstances, when the change in total fair value of the derivative instrument differs from the change in the fair value of our expected future cash outlays for the related interest payment and is recognized immediately in interest expense. There was no ineffectiveness recorded during the years ended December 31, 2015 and 2014. Likewise, if the hedge does not qualify for hedge accounting, the periodic changes in its fair value are recognized in the period of the change in interest expense. All cash flows related to our interest rate cap agreements are classified as operating cash flows.

Any outstanding derivative instruments expose us to credit loss in the event of nonperformance by the counterparties to the agreements, but we do not expect that the counterparty will fail to meet their obligations. The amount of such credit exposure is generally the positive fair value of our outstanding contracts. To manage credit risks, we select counterparties based on credit assessments, limit our overall exposure to any single counterparty and monitor the market position of any counterparty.

The table below reflects quantitative information related to the fair value of our derivative instruments and where these amounts are recorded in our consolidated financial statements as of the period presented:

	December 31,
	2015	2014
Liability fair value recorded in other long‑term liabilities	$2,310	$1,099
Liability fair value recorded in accounts payable and accrued other expenses	1,086	—
Estimated amount of existing losses expected to be reclassified into earnings in the next 12 months	(283)	(71)

We record deferred hedge premiums which are being paid over the life of the hedge in accumulated other comprehensive income until the related hedge ultimately settles and interest payments are made on the underlying debt. As of December 31, 2015, we have made payments of $1,103 related to these deferred premiums. We expect to pay an additional $5,291 in deferred premiums through 2019 related to our outstanding interest rate cap agreements which is reflected in the fair value of these derivatives in the table above.

Comprehensive income includes changes in the fair value of our interest rate cap agreements which qualify for hedge accounting. Changes in other comprehensive income for the periods presented related to derivative instruments classified as cash flow hedges were as follows:

Balance, January 1, 2014	$—
Reclassifications in earnings	—
Change in fair value of derivative instrument, net of tax of $476	(623)
Balance, December 31, 2014	(623)
Reclassifications in earnings, net of tax of $40	65
Change in fair value of derivative instrument, net of tax of $1,360	(2,410)
Balance, December 31, 2015	$(2,968)